INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax expenses

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$

Loss before tax	(16,633)	(17,746)	(6,859)
Combined statutory tax rates	27%	27%	27%

Expected tax recovery	(4,491)	(4,791)	(1,852)
Non-deductible items	459	(60)	369
Share issuance costs	—	—	(1,198)
Other	(51)	(41)	94
Differences in foreign tax rates	(15)	9	(13)
Change in unrecognized deferred tax assets	4,098	5,085	3,064

Current income tax expense	—	202	464

Schedule of deferred tax asset

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets (liabilities):
Tax loss carry-forwards	16,003	11,747
Property and equipment	(691)	(54)
Intangible asset	1,453	(529)
Warranty provision	474	440
Financing costs	982	1,213
Other provisions	77	(28)

Deferred tax assets	18,298	12,789
Unrecognized deferred tax assets	(18,298)	(12,789)
Recognized net deferred tax assets	—	—

Schedule of non-capital loss carry forwards

2031	414
2032	862
2033	518
2034	2,165
2035	3,040
2036	4,391
2037	1,166
2038	1,593
2039	1,533
2040	3,283
2041	7,962
2042	18,249
2043	14,205

59,381